Other (Income) Expense, Net (Details) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Other (income) expense, net
Unrealized (gain) loss on assets held in rabbi trust for a nonqualified deferred compensation plan	$ (2,016)	$ (1,012)	$ 1,741
Benefit from payouts on corporate-owned life insurance policies	(1,722)
Foreign currency transaction (gains) losses	(541)	36	1,466
Unrealized loss (gain) on cross-currency swap	368	510	(947)
Other, net	118	41	(5)
Total other (income) expense, net	(3,793)	(425)	2,255
Other (Income) Expense, Net (Textuals) [Abstract]
Benefits in life insurance policies acquired in 1998 acquisition	12,300
Net cash surrender value in life insurance policies acquired in 1998 acquisition	3,100
Realized gain from life insurance policy	$ 1,722